Financial risk management - Liquidity Risk (Details) - Liquidity risk - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	€ 3,933	€ 2,356
Amounts payable to related parties	210	181
Borrowings	13,599	7,323
Derivatives	66	77
Lease liabilities	714	383
Total financial liabilities	18,522	10,320
Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	3,933	2,356
Amounts payable to related parties	210	181
Borrowings	1,369	798
Derivatives	19	62
Lease liabilities	145	100
Total financial liabilities	5,676	3,497
1 to 3 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	0	0
Amounts payable to related parties	0	0
Borrowings	2,551	1,207
Derivatives	4	15
Lease liabilities	208	128
Total financial liabilities	2,763	1,350
3 to 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	0	0
Amounts payable to related parties	0	0
Borrowings	2,274	970
Derivatives	15	0
Lease liabilities	111	56
Total financial liabilities	2,400	1,026
More than 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	0	0
Amounts payable to related parties	0	0
Borrowings	7,405	4,348
Derivatives	28	0
Lease liabilities	250	99
Total financial liabilities	€ 7,683	€ 4,447